INVESTMENTS, DEBT AND DERIVATIVES (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets	The Company holds the following investments and derivative assets:

	March 31, 2026	December 31, 2025

At amortized cost
Indemnity receivable from VEON Amsterdam B.V.	29	40
Other receivables from VEON Amsterdam B.V.	9	9
Security deposits and cash collateral	125	119
Other investments	2	2
Total investments and derivatives	165	170
Non-current	2	2
Current	163	168

Schedule of financial liabilities	The Company holds the following debt and derivative liabilities:

	March 31, 2026	December 31, 2025

At fair value
Warrants	28	27
Total at fair value	28	27

At discounted redemption amount
Put option liability	2	2
Total at discounted redemption amount	2	2

At amortized cost
Bonds	28	38
Interest accrued on Bonds	1	2
Lease liabilities	393	374
Loan Note Payable - VEON Amsterdam B.V.	59	57
Other financial liabilities	15	16

Total at amortized cost	496	487

Total debt and derivatives	526	516
Non-current	298	287
Current	228	229